Form N-CSR Cover	12 Months Ended
May 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE LIMITED-DURATION INFLATION FOCUSED BOND FUND, INC.
Entity Central Index Key	0001368135
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report